Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 14,265,430	$ 1,817,275	$ 36,837,847	$ 4,742,440	$ 33,758,410
Allowance for expected credit losses	(376,389)	(47,948)	(2,668,186)	(343,497)	(1,414,818)	$ (182,141)	$ (31,502)
Total	$ 13,889,041	$ 1,769,327	$ 34,169,661	$ 4,398,943	$ 32,343,592